Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) Per Share

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2016	2017	2018
Net loss attributable to China Finance Online Co. Limited	$(1,678,813)	$(36,736,553)	$(19,950,120)
Weighted average ordinary shares outstanding used in computing basic net loss per share	113,213,912	113,601,949	113,883,030
Plus: Incremental shares from assumed conversions of stock options, restricted shares and nonvested shares	—	—	—
Weighted average ordinary shares outstanding used in computing diluted net loss per share	113,213,912	113,601,949	113,883,030
Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.01)	$(0.32)	$(0.18)
- diluted	$(0.01)	$(0.32)	$(0.18)